Commitments and Contingencies	6 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies
16.	Commitments and contingencies

Lease Commitments

The total future minimum lease payments under the short-term lease and long-term operating leases with respect to the office as of December 31, 2024 are payable as follows:

	Payment due to schedule
	Within one year	One to three years	Above three years	Total
	US$	US$	US$	US$
Short-term office rental fees	47,518	11,879	-	59,397
Long-term office rental fees	19,066	146,310	65,286	230,662

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2024 and through the issuance date of the unaudited condensed consolidated financial statements.